Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Loss before provision for income taxes	$ (81,507,000)	$ (20,925,000)
Less valuation allowance	35,476,000	15,151,000
Change in valuation allowance	20,300,000	5,300,000
Research credits	2,486,000	1,939,000
Unrecognized tax benefits	2,634,000	2,054,000	$ 1,388,000
Net operating loss carryforwards	22,393,000	12,838,000
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss	90,100,000	51,200,000		$ 5,900,000
Research credits	3,900,000	3,000,000.0
Unrecognized tax benefits	1,900
State
Operating Loss Carryforwards [Line Items]
State net operating losses	89,100,000	53,600,000
Utah
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss	88,800,000	53,500,000
Research credits	1,400,000	1,100,000
Unrecognized tax benefits	700,000	$ 600,000
Net operating loss carryforwards	88,800,000
Deferred tax assets, operating loss, carried forward indefinitely	$ 82,500,000